SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' EQUITY [Abstract]
Composition of Share Capital
a.	Composition of share capital:

	December 31,
	2018		2017
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary share of NIS 0.01 par value	100,000,000	24,930,736	22,007,000	549,990
Ordinary B share of NIS 0.01 par value	-	-	140,000	139,908
Ordinary C share of NIS 0.01 par value	-	-	1,130,000	-

	100,000,000	24,930,736	23,277,000	689,898

Series Preferred A share of NIS 0.01 par value	-	-	600,000	600,000
Series Preferred B share of NIS 0.01 par value	-	-	1,454,000	1,453,846
Series Preferred C share of NIS 0.01 par value	-	-	2,828,000	2,827,430
Series Preferred D share of NIS 0.01 par value	-	-	3,405,000	3,404,314
Series Preferred E1 share of NIS 0.01 par value	-	-	572,000	571,478
Series Preferred E2 share of NIS 0.01 par value	-	-	1,024,000	1,023,312
Series Preferred F1 share of NIS 0.01 par value	-	-	4,275,000	4,274,363
Series Preferred F2 share of NIS 0.01 par value	-	-	2,565,000	-

	-	-	16,723,000	14,154,743